Concentrations (Tables)	12 Months Ended
Sep. 30, 2024
Concentrations [Abstract]
Schedule of Accounts Receivable	The following table sets forth information as to each customer that accounted for 10% or more of total accounts receivable as of September 30, 2023 and 2024.
	As of September 30, 2023			As of September 30, 2024
Customer	Amount		% of Total	Amount	% of Total
A	$	*	*	$2,850,541	34%
B		566,209	15%	2,484,807	30%
C		*	*	948,763	11%
D		1,308,360	35%	*	*
Total		$1,874,569	50%	$6,284,111	75%
*	The percentage is below 10%

Schedule of Advances from Customers	The following table sets forth information as to each customer that accounted for 10% or more of total advances from customers as of September 30, 2023 and 2024.
	As of September 30, 2023		As of September 30, 2024
Customer	Amount	% of Total	Amount		% of Total
E	$536,032	14%	$	*	*
*	The percentage is below 10%

Schedule of Revenues	The following table sets forth information as to each customer that accounted for 10% or more of total revenues for the years ended September 30, 2022, 2023, and 2024.
	Year Ended September 30,
	2022		2023		2024
Customer	Amount	% of Total	Amount	% of Total	Amount	% of Total
B	$2,045,462	12%	$4,216,099	27%	$6,467,334	31%
A	*	*	*	*	4,541,215	21%
F	*	*	*	*	2,506,825	12%
G	*	*	*	*	2,356,151	11%
D	*	*	2,148,896	14%	*	*
Total	$2,045,462	12%	$6,364,995	41%	$15,871,525	75%
*	The percentage is below 10%

Schedule of Accounts Payable	The following table sets forth information as to each supplier that accounted for 10% or more of total accounts payable as of September 30, 2023 and 2024.
	As of September 30, 2023			As of September 30, 2024
Supplier	Amount		% of Total	Amount	% of Total
A	$	*	*	$621,837	59%
B		273,032	30%	121,550	12%
C		178,180	20%	*	*
D		123,355	14%	*	*
E		90,625	10%	*	*
Total		$665,192	74%	$743,387	71%
*	The percentage is below 10%

Schedule of Advances to Suppliers	The following table sets forth information as to each third party that accounted for 10% or more of total advances to suppliers as of September 30, 2023 and 2024.
	As of September 30, 2023		As of September 30, 2024
Supplier	Amount	% of Total	Amount	% of Total
F	$3,754,783	20%	$5,479,056	32%
G	*	*	4,209,185	25%
H	*	*	3,938,938	23%
I	2,894,737	15%	*	*
J	2,192,982	12%	*	*
K	2,164,474	12%	*	*
Total	$11,006,976	59%	$13,627,179	80%
*	The percentage is below 10%

Schedule of Each Supplier that Accounted Total Purchases	The following table sets forth information as to each supplier that accounted for 10% or more of total purchases for the years ended September 30, 2022, 2023, and 2024.
	Year Ended September 30,
	2022			2023			2024
Suppliers	Amount		% of Total	Amount		% of Total	Amount	% of Total
H	$	*	*	$	*	*	$4,320,180	23%
F		*	*		2,526,308	17%	4,112,854	22%
G		*	*		*	*	3,753,908	20%
L		*	*		1,884,765	13%	2,099,064	11%
M		*	*		2,179,826	15%	*	*
N		2,188,426	10%		*	*	*	*
Total		$2,188,426	10%		$6,590,899	45%	$14,286,006	76%
*	The percentage is below 10%